Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

16.       Commitments and Contingencies:

a)       Legal proceedings

Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure.

The Company is involved in non-material legal proceedings and may become involved in other legal matters arising in the ordinary course of its business, principally personal injury and property casualty claims. Generally, we expect that such claims would be covered by insurance, subject to customary deductibles.

Certain routine non-material commercial claims have been asserted against the Company, or by the Company against charterers, that relate to contractual disputes with certain of our charterers. The nature of these disputes involves disagreements over losses claimed by charterers, or by the Company, during or as a result of the performance of certain charters, including, but not limited to, delays in the performance of the charters and off-hire during the charters. The related legal proceedings are at various stages of resolution.

As part of the Eagle Merger, the Company acquired a subsidiary involved in a legal case concerning environmental compliance. As previously disclosed, that subsidiary has now pleaded guilty to one count alleging failure to maintain an accurate oil record book on board a vessel in violation of The Act to Prevent Pollution from Ships (“APPS”), accepted to enter into the relevant plea agreement (the “Agreement”), pay a fine of $1,750 (for which the Company had already posted a surety bond as security for any potential fines) and serve a four-year term of probation during which eight of the Company’s vessels will be required to adhere to a monitored environmental compliance plan. On October 16, 2025 the U.S. District Court Judge in the Eastern District of Louisiana accepted the guilty plea, approved the Agreement, imposed the agreed upon sentence and placed the subsidiary on a 4-year term of probation with standard and customary conditions of probation. The Company does not believe that this matter will have a material impact on the Company, its financial condition, or results of operations.

Currently, other than as disclosed above, management is not aware of, and has not accrued for, any such claims or contingent liabilities requiring disclosure in the consolidated financial statements.

In accordance with U.S. GAAP, the Company accrues for contingent liabilities when it is probable that such a liability has been incurred and the amount of loss can be reasonably estimated. The Company evaluates its outstanding legal proceedings to assess its contingent liabilities and adjusts such liabilities, as appropriate, based on management’s best judgment after consultation with counsel. There is no assurance that the Company’s contingent liabilities will not need to be adjusted in the future.

16.       Commitments and Contingencies – (continued):

b)       Commitments:

The following table sets forth inflows and outflows, related to the Company’s charter party arrangements and other commitments, as of December 31, 2025.

Time charter-out agreements

	Twelve month periods ending December 31,
+ inflows/ - outflows	Total	2026	2027	2028	2029	2030	2031 and thereafter
Future, minimum, non-cancellable charter revenue (1)	$178,199	$158,280	$11,886	$8,033	$—	$—	$—

Total	$178,199	$158,280	$11,886	$8,033	$—	$—	$—

(1)	The amounts represent the minimum contractual charter revenues to be generated from the existing, as of December 31, 2025, non-cancellable time charter agreements, until their expiration, net of address commission, assuming no off-hire days, other than those related to scheduled interim and special surveys of the vessels. Future inflows also include revenues deriving from index linked charter agreements using i) the index rates at the commencement date of each agreement, in compliance with ASC 842, and do not reflect relevant index charter rate information prevailing as of December 31, 2025 and ii) the remaining minimum duration of each non-cancellable time charter agreement.

Other commitments:

	Twelve month periods ending December 31,
+ inflows/ - outflows	Total	2026	2027	2028	2029	2030	2031 and thereafter
Future minimum charter-in hire payments (1)	$1,075	$1,075	$—	$—	$—	$—	$—
Vessel BWTS and ESD (2)	10,163	10,163	—	—	—	—	—
Total	$11,238	$11,238	$—	$—	$—	$—	$—

(1)	The amounts represent the Company’s commitments under the existing, as of December 31, 2025, time-charter-in arrangements for third party vessels other than those described in Note 7.
(2)	The amounts represent the Company’s commitments as of December 31, 2025 for installation of BWTS upgrades and ESD on its vessels to comply with environmental regulations.

The Company has outstanding commitments under vessel construction contracts as of December 31, 2025, as described in Note 6 “Vessels and other fixed assets, net and Advances for vessels under construction”.